UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial, Inc.
Address: 3202 Tower Oaks Blvd. Suite 400
         Rockville, MD  20852

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     January 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $158,054 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102      402     6700 SH       SOLE                        0        0     6700
AMERICAN EXPRESS CO            COM              025816109      358     8340 SH       SOLE                        0        0     8340
BB&T CORP                      COM              054937107      265    10083 SH       SOLE                        0        0    10083
BECTON DICKINSON & CO          COM              075887109      523     6190 SH       SOLE                        0        0     6190
BRISTOL MYERS SQUIBB CO        COM              110122108     1438    54300 SH       SOLE                        0        0    54300
CANADIAN NATL RY CO            COM              136375102     1263    19000 SH       SOLE                        0        0    19000
CITIGROUP INC                  COM              172967101       83    17550 SH       SOLE                        0        0    17550
CUMMINS INC                    COM              231021106      831     7550 SH       SOLE                        0        0     7550
DOMINION RES INC VA NEW        COM              25746U109     1395    32652 SH       SOLE                        0        0    32652
E M C CORP MASS                COM              268648102     2735   119445 SH       SOLE                        0        0   119445
EXXON MOBIL CORP               COM              30231G102     1761    24080 SH       SOLE                        0        0    24080
GENERAL ELECTRIC CO            COM              369604103     2613   142848 SH       SOLE                        0        0   142848
HELMERICH & PAYNE INC          COM              423452101     1903    39250 SH       SOLE                        0        0    39250
INTERNATIONAL BUSINESS MACHS   COM              459200101      264     1797 SH       SOLE                        0        0     1797
ISHARES INC                    MSCI THAILAND    464286624     1901    29425 SH       SOLE                        0        0    29425
ISHARES INC                    MSCI CHILE INVES 464286640     1130    14200 SH       SOLE                        0        0    14200
ISHARES INC                    MSCI TURKEY FD   464286715     1999    30195 SH       SOLE                        0        0    30195
ISHARES INC                    MSCI MEX INVEST  464286822     3973    64162 SH       SOLE                        0        0    64162
ISHARES SILVER TRUST           ISHARES          46428Q109     3966   131400 SH       SOLE                        0        0   131400
ISHARES TR                     DJ SEL DIV INX   464287168      254     5100 SH       SOLE                        0        0     5100
ISHARES TR                     BARCLYS TIPS BD  464287176    41699   387830 SH       SOLE                        0        0   387830
ISHARES TR                     TRANSP AVE IDX   464287192     1786    19350 SH       SOLE                        0        0    19350
ISHARES TR                     MSCI EMERG MKT   464287234      742    15581 SH       SOLE                        0        0    15581
ISHARES TR                     S&P500 GRW       464287309     3127    47627 SH       SOLE                        0        0    47627
ISHARES TR                     S&P LTN AM 40    464287390     3067    56939 SH       SOLE                        0        0    56939
ISHARES TR                     MSCI EAFE IDX    464287465     4949    85000 SH       SOLE                        0        0    85000
ISHARES TR                     S&P MIDCAP 400   464287507     4444    49000 SH       SOLE                        0        0    49000
ISHARES TR                     S&P NA SOFTWR    464287515      625    10700 SH       SOLE                        0        0    10700
ISHARES TR                     S&P NA TECH FD   464287549     1590    26295 SH       SOLE                        0        0    26295
ISHARES TR                     COHEN&ST RLTY    464287564     3505    53330 SH       SOLE                        0        0    53330
ISHARES TR                     CONS SRVC IDX    464287580     2087    30850 SH       SOLE                        0        0    30850
ISHARES TR                     S&P MC 400 GRW   464287606     5316    52780 SH       SOLE                        0        0    52780
ISHARES TR                     S&P MIDCP VALU   464287705     3107    39105 SH       SOLE                        0        0    39105
ISHARES TR                     DJ US REAL EST   464287739      827    14775 SH       SOLE                        0        0    14775
ISHARES TR                     S&P SMLCAP 600   464287804     2695    39365 SH       SOLE                        0        0    39365
ISHARES TR                     DJ US BAS MATL   464287838     6011    77595 SH       SOLE                        0        0    77595
ISHARES TR                     S&P SMLCP VALU   464287879     4002    55665 SH       SOLE                        0        0    55665
ISHARES TR                     S&P SMLCP GROW   464287887     2856    39350 SH       SOLE                        0        0    39350
ISHARES TR                     LARGE VAL INDX   464288109     3129    52565 SH       SOLE                        0        0    52565
ISHARES TR                     DJ PHARMA INDX   464288836      733    11450 SH       SOLE                        0        0    11450
ISHARES TR                     INDO INVS MRKT   46429B309     2927   100600 SH       SOLE                        0        0   100600
MCDONALDS CORP                 COM              580135101     1255    16350 SH       SOLE                        0        0    16350
MID-AMER APT CMNTYS INC        COM              59522J103     1714    27000 SH       SOLE                        0        0    27000
NORFOLK SOUTHERN CORP          COM              655844108      364     5800 SH       SOLE                        0        0     5800
OGE ENERGY CORP                COM              670837103     1685    36995 SH       SOLE                        0        0    36995
ONEOK INC NEW                  COM              682680103      968    17454 SH       SOLE                        0        0    17454
PEPSICO INC                    COM              713448108      239     3660 SH       SOLE                        0        0     3660
ROWAN COS INC                  COM              779382100      370    10600 SH       SOLE                        0        0    10600
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106    16849   356135 SH       SOLE                        0        0   356135
SPDR S&P 500 ETF TR            TR UNIT          78462F103      460     3659 SH       SOLE                        0        0     3659
SPHERIX INC                    COM              84842R106       42    59200 SH       SOLE                        0        0    59200
STANLEY BLACK & DECKER INC     COM              854502101      629     9400 SH       SOLE                        0        0     9400
TATA MTRS LTD                  SPONSORED ADR    876568502     2649    90300 SH       SOLE                        0        0    90300
UDR INC                        COM              902653104      725    30828 SH       SOLE                        0        0    30828
WESTPAC BKG CORP               SPONSORED ADR    961214301      767     6700 SH       SOLE                        0        0     6700
WISCONSIN ENERGY CORP          COM              976657106     1057    17950 SH       SOLE                        0        0    17950